Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation, Consolidation and Foreign Currency
Basis of Presentation, Consolidation and Foreign Currency
The accompanying consolidated financial statements include the accounts of Equinix and its subsidiaries, including the acquisitions of the Paris IBX Data Center from August 1, 2016, TelecityGroup from January 15, 2016, Bit-isle from November 2, 2015 and Nimbo Technologies Inc. ("Nimbo") from January 14, 2015. All intercompany accounts and transactions have been eliminated in consolidation. Foreign exchange gains or losses resulting from foreign currency transactions, including intercompany foreign currency transactions, that are anticipated to be repaid within the foreseeable future, are reported within other income (expense) on the Company’s accompanying consolidated statements of operations. For additional information on the impact of foreign currencies to the Company’s consolidated financial statements, see “Accumulated Other Comprehensive Loss” in Note 12.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States ("U.S.") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to the allowance for doubtful accounts, fair values of financial instruments, intangible assets and goodwill, useful lives of intangible assets and property, plant and equipment, assets acquired and liabilities assumed from acquisitions, asset retirement obligations, restructuring charges, redemption value of redeemable non-controlling interests and income taxes. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable.

Cash, Cash Equivalents and Short-Term and Long-Term Investments
Cash, Cash Equivalents and Short-Term and Long-Term Investments
The Company considers all highly liquid instruments with an original maturity from the date of purchase of three months or less to be cash equivalents. Cash equivalents consist of money market mutual funds and highly liquid debt securities of corporations and certificates of deposit with original maturities up to 90 days. Short-term investments generally consist of debt securities with original maturities of between 90 days and one year. Long-term investments consist of debt securities with original maturities greater than 365 days and publicly traded equity securities. The Company’s fixed income securities and publicly traded equity securities are classified as “available-for-sale” and are carried at fair value with unrealized gains and losses reported in stockholders’ equity as a component of other comprehensive income (loss). The cost of securities sold is based on the specific identification method. The Company reviews its investment portfolio quarterly to determine if any securities may be other-than-temporarily impaired due to increased credit risk, changes in industry or sector of a certain instrument or ratings downgrades.
Cash, Cash Equivalents and Investments. The fair value of the Company's investments in money market funds approximates their face value. Such instruments are included in cash equivalents. The Company’s money market funds and publicly traded equity securities are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices for identical instruments in active markets. The fair value of the Company's other investments approximate their face value and include certificates of deposit. The fair value of these investments is priced based on the quoted market price for similar instruments or nonbinding market prices that are corroborated by observable market data. Such instruments are classified within Level 2 of the fair value hierarchy. The Company determines the fair values of its Level 2 investments by using inputs such as actual trade data, benchmark yields, broker/dealer quotes, and other similar data, which are obtained from quoted market prices, custody bank, third-party pricing vendors, or other sources. The Company uses such pricing data as the primary input to make its assessments and determinations as to the ultimate valuation of its investment portfolio and has not made, during the periods presented, any material adjustments to such inputs. The Company is responsible for its consolidated financial statements and underlying estimates.
The Company uses the specific identification method in computing realized gains and losses. Realized gains and losses on the investments are included within other income (expense) in the Company’s consolidated statements of operations. Short-term and long-term investments are classified as available-for-sale and are carried at fair value with unrealized gains and losses reported in stockholders’ equity as a component of other comprehensive income or loss, net of any related tax effect. The Company reviews its investment portfolio quarterly to determine if any securities may be other-than-temporarily impaired due to increased credit risk, changes in industry or sector of a certain instrument or ratings downgrades over an extended period of time.

Equity Method and Cost Method Investments
Equity Method and Cost Method Investments
The Company's non-marketable securities are accounted under the cost method. The Company records the dividends declared by the investees in other income and expense in the consolidated statement of operations and records any dividends in excess of earnings as a reduction of cost of investment. The Company's other equity investments include private equity investments which are accounted under the equity method. The Company adjusts the carrying amount of an investment for its share of the earnings and losses of the investees and recognizes its share of income or loss in other income and expense in the consolidated statement of operations. The Company records cost method and equity method investments in other assets in the consolidated balance sheet. The Company reviews these investments periodically to determine if any investments may be other-than-temporarily impaired primarily based on the financial condition and near-term prospects of these companies and funds.

Financial Instruments and Concentration of Credit Risk
Financial Instruments and Concentration of Credit Risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, short-term investments, long-term investments and accounts receivable. Risks associated with cash, cash equivalents, short-term investments and long-term investments are mitigated by the Company’s investment policy, which limits the Company’s investing to only those marketable securities rated at least A-1/P-1 Short Term Rating and A-/A3 Long Term Rating, as determined by independent credit rating agencies. Risk to the Company’s investment portfolio is further mitigated by its significant weighting in U.S. government securities in order to achieve REIT asset measure requirements.
A significant portion of the Company’s customer base is comprised of businesses throughout the Americas. However, a portion of the Company’s revenues are derived from the Company’s EMEA and Asia-Pacific operations. The following table sets forth percentages of the Company’s revenues by geographic region for the years ended December 31:

	2016	2015	2014
Americas	47%	55%	56%
EMEA	32%	26%	26%
Asia-Pacific	21%	19%	18%

No single customer accounted for greater than 10% of accounts receivable or revenues as of or for the years ended December 31, 2016, 2015 and 2014.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at the Company’s original cost or fair value for acquired property, plant and equipment. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements and integral equipment at leased locations are amortized over the shorter of the lease term or the estimated useful life of the asset or improvement. Leasehold improvements acquired in a business combination are amortized over the shorter of the useful life of the assets or a term that includes required lease periods and renewals that are deemed to be reasonably assured at the date of acquisition. Leasehold improvements that are placed into service significantly after and not contemplated at or near the beginning of the lease term are amortized over the shorter of the useful life of the assets or a term that includes required lease periods and renewals that are deemed to be reasonably assured at the date the leasehold improvements are purchased.
The Company’s estimated useful lives of its property, plant and equipment are as follows:

Core systems	3-25 years
Buildings	12-50 years
Leasehold improvements	12-40 years
Construction in progress	N/A
Personal Property	3-10 years

The Company’s construction in progress includes direct and indirect expenditures for the construction and expansion of IBX data centers and is stated at original cost. The Company has contracted out substantially all of the construction and expansion efforts of its IBX data centers to independent contractors under construction contracts. Construction in progress includes costs incurred under construction contracts including project management services, engineering and schematic design services, design development, construction services and other construction-related fees and services. In addition, the Company has capitalized interest costs during the construction phase. Once an IBX data center or expansion project becomes operational, these capitalized costs are allocated to certain property, plant and equipment categories and are depreciated over the estimated useful life of the underlying assets.

Asset Retirement Costs
Asset Retirement Costs
The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The associated retirement costs are capitalized and included as part of the carrying value of the long-lived asset and amortized over the useful life of the asset. Subsequent to the initial measurement, the Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded as a cost of revenue. The Company’s asset retirement obligations are primarily related to its IBX data centers, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition. The majority of the Company’s IBX data center leases have been subject to significant development by the Company in order to convert them from, in most cases, vacant buildings or warehouses into IBX data centers. The majority of the Company’s IBX data centers’ initial lease terms expire at various dates ranging from 2017 to 2065 and most of them enable the Company to extend the lease terms.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
The Company has three reportable segments comprised of the 1) Americas, 2) EMEA and 3) Asia-Pacific geographic regions, which the Company also determined are its reporting units. As of December 31, 2016, the Company had goodwill attributable to its Americas, EMEA and Asia-Pacific reporting units.
The Company has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, after assessing the qualitative factors, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then performing the two-step impairment test is unnecessary. However, if the Company concludes otherwise, then it is required to perform the first step of the two-step goodwill impairment test. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.
In 2016, the Company elected to bypass the qualitative assessment and performed the first step of the two-step goodwill impairment test for its Americas, EMEA and Asia-Pacific reporting units during the quarter ended December 31, 2016. In order to determine the fair value of each reporting unit, the Company utilizes the discounted cash flow and market methods. The assumptions supporting the discounted cash flow method was determined using the Company’s best estimates as of the date of the impairment review. As of October 31, 2016, the Company concluded that it was more likely than not that goodwill attributed to the Company’s Americas, EMEA and Asia-Pacific reporting units was not impaired as the fair value of each reporting unit exceeded the carrying value of its respective reporting unit, including goodwill. In addition, the Company concluded that no events occurred or circumstances changed subsequent to October 31, 2016 through December 31, 2016 that would more likely than not reduce the fair value of the Americas, EMEA and Asia-Pacific reporting units below its carrying value. In 2015, the Company assessed qualitative and quantitative factors to determine whether it was more likely than not that the fair value of its Americas reporting unit, EMEA reporting unit and Asia-Pacific reporting unit was less than its carrying value and concluded that it was more likely than not that goodwill was not impaired.
Impairment assessments inherently involve judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions. Future events and changing market conditions may impact the Company’s assumptions as to prices, costs, growth rates or other factors that may result in changes in the Company’s estimates of future cash flows. Although the Company believes the assumptions it used in its evaluation of impairment are reasonable, significant changes in any one of the Company’s assumptions could produce a significantly different result. Indicators of potential impairment that might lead the Company to perform interim goodwill impairment assessments include significant and unforeseen customer losses, a significant adverse change in legal factors or in the business climate, a significant adverse action or assessment by a regulator, a significant stock price decline or unanticipated competition.
For further information on goodwill and other intangible assets, see Note 6 below.

Debt Issuance Costs
Debt Issuance Costs
Loan fees and costs are capitalized and are amortized over the life of the related loans based on the effective interest method. Such amortization is included as a component of interest expense. Debt issuance costs related to outstanding debt are presented as a reduction of the carrying amount of the debt liability and debt issuance costs related to the revolving credit facility are presented as other assets. Debt issuance costs related to the unsecured bridge facility and undrawn Term B-2 Loan are presented as other current assets.

Derivatives and Hedging Activities
Derivatives and Hedging Activities
The Company recognizes all derivatives on the consolidated balance sheet at fair value. The accounting for changes in the value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. In order for a derivative to be designated as a hedge, there must be documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. Foreign currency gains or losses associated with derivatives that do not qualify for hedge accounting are recorded within other income (expense) in the Company’s consolidated statements of operations, with the exception of foreign currency embedded derivatives contained in certain of the Company’s customer contracts (see “Revenue Recognition” below), which are recorded within revenues in the Company’s consolidated statements of operations.
To assess effectiveness of derivatives that qualify for hedge accounting, the Company uses a regression analysis. The extent to which a hedging instrument has been and is expected to continue to be effective at achieving offsetting changes in cash flows is assessed and documented at least quarterly. Any ineffectiveness is reported in current-period earnings. If it is determined that a derivative is not highly effective at hedging the designated exposure, hedge accounting is discontinued. For qualifying cash flow hedges, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income (loss) and recognized in the consolidated statements of operations when the hedged cash flows affect earnings. The ineffective portion of cash flow hedges is immediately recognized in earnings. If the hedge relationship is terminated, then the change in fair value of the derivative recorded in other comprehensive income (loss) is recognized in earnings when the cash flows that were hedged occur, consistent with the original hedge strategy. For hedge relationships discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related derivative amounts recorded in other comprehensive income (loss) are immediately recognized in earnings. The Company does not use derivatives for speculative or trading purposes.
For further information on derivatives and hedging activities, see Note 7 below.
Derivative Assets and Liabilities. For derivatives, the Company uses forward contract and option models employing market observable inputs, such as spot currency rates and forward points with adjustments made to these values utilizing published credit default swap rates of its foreign exchange trading counterparties and other comparable companies. The Company has determined that the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, therefore the derivatives are categorized as Level 2.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying value of the Company’s cash and cash equivalents, short-term and long-term investments represent their fair value, while the Company’s accounts receivable, accounts payable and accrued expenses and accrued property, plant and equipment approximate their fair value due primarily to the short-term maturity of the related instruments. The fair value of the Company’s debt, which is traded in the public debt market, is based on quoted market prices. The fair value of the Company’s debt, which is not publicly traded, is estimated by considering the Company’s credit rating, current rates available to the Company for debt of the same remaining maturities and terms of the debt.
Fair Value Measurements
The Company measures and reports certain financial assets and liabilities at fair value on a recurring basis, including its investments in money market funds and available-for-sale debt investments in other public companies, governmental units and other agencies, publicly traded equity securities and derivatives.
The Company also follows the accounting standard for the measurement of fair value for non-financial assets and liabilities on a nonrecurring basis. These include:

•	Non-financial assets and non-financial liabilities initially measured at fair value in a business combination or other new basis event, but not measured at fair value in subsequent reporting periods;

•	Reporting units and non-financial assets and non-financial liabilities measured at fair value for goodwill impairment tests;

•	Indefinite-lived intangible assets measured at fair value for impairment assessments;

•	Non-financial long-lived assets or asset groups measured at fair value for impairment assessments or disposal;

•	Asset retirement obligations initially measured at fair value but not subsequently measured at fair value; and

•	Non-financial liabilities associated with exit or disposal activities initially measured at fair value but not subsequently measured at fair value.
For further information on fair value measurements, see Note 8 below.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable such as a significant decrease in market price of a long-lived asset, a significant adverse change in legal factors or business climate that could affect the value of a long-lived asset or a continuous deterioration of the Company’s financial condition. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset to estimated undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated discounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.
The Company did not record any impairment charges related to its long-lived assets during the years ended December 31, 2016, 2015 and 2014.

Revenue Recognition
Revenue Recognition
Equinix derives more than 90% of its revenues from recurring revenue streams, consisting primarily of (1) colocation, which includes the licensing of cabinet space and power; (2) interconnection offerings, such as cross connects and Equinix Exchange ports; (3) managed infrastructure services and (4) other revenues consisting of rental income from tenants or subtenants. The remainder of the Company’s revenues are from non-recurring revenue streams, such as installation revenues, professional services, contract settlements and equipment sales. Revenues from recurring revenue streams are generally billed monthly and recognized ratably over the term of the contract, generally one to three years for IBX data center colocation customers. Non-recurring installation fees, although generally paid in a lump sum upon installation, are deferred and recognized ratably over the period the customer is expected to benefit from the installation. Professional service fees are recognized in the period in which the services were provided and represent the culmination of a separate earnings process as long as they meet the criteria for separate recognition under the accounting standard related to revenue arrangements with multiple deliverables. Revenue from bandwidth and equipment sales is recognized on a gross basis in accordance with the accounting standard related to reporting revenue gross as a principal versus net as an agent, primarily because the Company acts as the principal in the transaction, takes title to products and services and bears inventory and credit risk. To the extent the Company does not meet the criteria for recognizing bandwidth and equipment services as gross revenue, the Company records the revenue on a net basis. Revenue from contract settlements, when a customer wishes to terminate their contract early, is generally recognized on a cash basis, when no remaining performance obligations exist, to the extent that the revenue has not previously been recognized.
The Company guarantees certain service levels, such as uptime, as outlined in individual customer contracts. To the extent that these service levels are not achieved, the Company reduces revenue for any credits given to the customer as a result. The Company generally has the ability to determine such service level credits prior to the associated revenue being recognized, and historically, these credits have generally not been significant. There were no significant service level credits issued during the years ended December 31, 2016, 2015 and 2014.
Revenue is recognized only when the service has been provided and when there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the receivable is reasonably assured. It is the Company’s customary business practice to obtain a signed master sales agreement and sales order prior to recognizing revenue in an arrangement. Taxes collected from customers and remitted to governmental authorities are reported on a net basis and are excluded from revenue.
As a result of certain customer agreements being priced in currencies different from the functional currencies of the parties involved, under applicable accounting rules, the Company is deemed to have foreign currency forward contracts embedded in these contracts. The Company refers to these as foreign currency embedded derivatives (see Note 7). These instruments are separated from their host contracts and held on the Company’s consolidated balance sheet at their fair value. The majority of these foreign currency embedded derivatives arise in certain of the Company’s subsidiaries where the local currency is the subsidiary’s functional currency and the customer contract is denominated in the U.S. dollar. Changes in their fair values are recognized within revenues in the Company’s consolidated statements of operations.
The Company assesses collectability based on a number of factors, including past transaction history with the customer and the credit-worthiness of the customer. The Company generally does not request collateral from its customers although in certain cases the Company obtains a security interest in a customer’s equipment placed in its IBX data centers or obtains a deposit. If the Company determines that collection of a fee is not reasonably assured, the fee is deferred and revenue is recognized at the time collection becomes reasonably assured, which is generally upon receipt of cash. In addition, the Company also maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments for which the Company had expected to collect the revenues. If the financial condition of the Company’s customers were to deteriorate or if they became insolvent, resulting in an impairment of their ability to make payments, greater allowances for doubtful accounts may be required. Management specifically analyzes accounts receivable and current economic news and trends, historical bad debts, customer concentrations, customer credit-worthiness and changes in customer payment terms when evaluating revenue recognition and the adequacy of the Company’s reserves. Any amounts that were previously recognized as revenue and subsequently determined to be uncollectible are charged to bad debt expense included in general and administrative expense in the consolidated statements of operations. A specific bad debt reserve of up to the full amount of a particular invoice value is provided for certain problematic customer balances. An additional reserve is established for all other accounts based on the age of the invoices and an analysis of historical credits issued. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are expected more likely than not to be realized in the future. A tax benefit from an uncertain income tax position may be recognized in the financial statements only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents.
The Company began operating as a REIT for federal income tax purposes effective January 1, 2015, and thereafter received a favorable private letter ruling (“PLR”) from the U.S. Internal Revenue Service (“IRS”) that validated the Company's position with respect to specified REIT compliance matters. As a result, the Company may deduct the distributions made to its stockholders from taxable income generated by the Company's Qualified REIT Subsidiaries (“QRSs”). The Company’s dividends paid deduction generally eliminates the U.S. taxable income of the Company's QRSs, resulting in no U.S. income tax due. However, the Company's Taxable REIT Subsidiaries (“TRSs”) will continue to be subject to income taxes on any taxable income generated by them. In addition, the foreign operations of the Company will continue to be subject to local income taxes regardless of whether the foreign operations are operated as a QRS or TRS.
The Company recognizes interest and penalties related to unrecognized tax benefits within income tax benefit (expense) in the consolidated statements of operations.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation cost is measured at the grant date for all stock-based awards made to employees and directors based on the fair value of the award and is recognized as expense over the requisite service period, which is generally the vesting period.
The Company grants restricted stock units to its employees and these equity awards generally have only a service condition. The Company grants restricted stock units to its executives and these awards generally have a service and performance condition or a service and market condition. To date, any performance conditions contained in an equity award are tied to the financial performance of the Company or a specific region of the Company. The Company assesses the probability of meeting these performance conditions on a quarterly basis. The majority of the Company’s equity awards vest over four years, although certain of the equity awards for executives vest over a range of two to four years. The valuation of restricted stock units with only a service condition or a service and performance condition requires no significant assumptions as the fair value for these types of equity awards is based solely on the fair value of the Company’s stock price on the date of grant. The Company uses a Monte Carlo simulation option-pricing model to determine the fair value of restricted stock units with a service and market condition.
The Company uses the Black-Scholes option-pricing model to determine the fair value of its employee stock purchase plan. The determination of the fair value of shares purchased under the employee stock purchase plan is affected by assumptions regarding a number of complex and subjective variables including the Company’s expected stock price volatility over the term of the awards and actual and projected employee stock purchase behaviors. The Company estimated the expected volatility by using the average historical volatility of its common stock that it believed was best representative of future volatility. The risk-free interest rate used was based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the equity awards. The expected dividend rate used in 2015 and thereafter was based on average dividend yields and the expected dividend rate used prior to 2015 was zero as the Company did not anticipate paying dividends. The expected term used was equal to the term of each purchase window.
The accounting standard for stock-based compensation does not allow the recognition of unrealized tax benefits associated with the tax deductions in excess of the compensation recorded (excess tax benefit) until the excess tax benefit is realized (i.e., reduces taxes payable). The Company recognizes the benefit from stock-based compensation in equity when the excess tax benefit is realized by following the “with-and-without” approach.
For further information on stock-based compensation, see Note 13 below.

Foreign Currency Translation
Foreign Currency Translation
The financial position of foreign subsidiaries is translated using the exchange rates in effect at the end of the period, while income and expense items are translated at average rates of exchange during the period. Gains or losses from translation of foreign operations where the local currency is the functional currency are included as other comprehensive income (loss). The net gains and losses resulting from foreign currency transactions are recorded in net income (loss) in the period incurred and reported within other income and expense. Certain inter-company balances are designated as long-term. Accordingly, exchange gains and losses associated with these long-term inter-company balances are recorded as a component of other comprehensive income (loss), along with translation adjustments.

Earnings Per Share
Earnings Per Share
The Company computes basic and diluted EPS for net income (loss) attributable to the Company. Basic EPS is computed using net income (loss) attributable to the Company and the weighted-average number of common shares outstanding. Diluted EPS is computed using net income attributable to the Company, adjusted for interest expense as a result of the assumed conversion of the Company’s 3.00% Convertible Subordinated Notes and 4.75% Convertible Subordinated Notes, if dilutive, and the weighted-average number of common shares outstanding plus any dilutive potential common shares outstanding. Dilutive potential common shares include the assumed exercise, vesting and issuance activity of employee equity awards using the treasury stock method, as well as shares issuable upon the assumed conversion of the 3.00% Convertible Subordinated Notes and 4.75% Convertible Subordinated Notes. See Note 3 below.

Redeemable Non-Controlling Interests
Redeemable Non-Controlling Interests
Non-controlling interests in subsidiaries that are redeemable for cash or other assets outside of the Company’s control are classified as mezzanine equity, outside of equity and liabilities, and are adjusted to fair value on each balance sheet date. The resulting changes in fair value of the estimated redemption amount, increases or decreases, are recorded with corresponding adjustments against retained earnings or, in the absence of retained earnings, additional paid-in-capital
For further information on redeemable non-controlling interests, see Note 11 below.

Treasury Stock
Treasury Stock
The Company accounts for treasury stock under the cost method. When treasury stock is re-issued at a higher price than its cost, the difference is recorded as a component of additional paid-in capital to the extent that there are gains to offset the losses. If there are no treasury stock gains in additional paid-in capital, the losses are recorded as a component of retained earnings (accumulated deficit).

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Standards Adopted in 2017
The Company is filing this Current Report on Form 8-K as required to recast certain information its Annual Report on Form 10-K for the fiscal year ended December 31, 2016 filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2017 and to present the recast Consolidated Statements of Cash Flow resulting from the Company's retrospective adoption of the following new accounting pronouncements described below in the first quarter of fiscal 2017. The adoption of these standards had no impact on the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income (loss), or consolidated statements of stockholders’ equity and other comprehensive income (loss).
In December 2016, FASB issued ASU No. 2016-19, Technical Corrections and Improvements. This ASU covers a wide range of Topics in the Accounting Standards Codification. Certain aspects of this ASU were effective immediately, while a few of the corrections are effective for public business entities for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company adopted ASU 2016-19 in the three months ended March 31, 2017. The adoption of ASU 2016-19 did not impact the Company's consolidated financial statements.
In November 2016, FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU applies to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows. The ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years with early adoption being permitted. This ASU should be applied using a retrospective transition method to each period presented. The Company adopted ASU 2016-18 in the three months ended March 31, 2017 and applied this ASU retrospectively to the periods presented in the Company's consolidated statements of cash flows. As a result, net cash used in investing activities for the years ended December 31, 2016, 2015 and 2014 were adjusted to exclude the change in restricted cash as follows:

	Years Ended December 31,
	2016	2015	2014
Net cash used in investing activities previously reported	$(1,592,155)	$(1,134,927)	$(435,839)
Add: increase in restricted cash	21,901	512,319	968
Less: release of restricted cash	(475,715)	(15,239)	(2,572)
Add: restricted cash of business acquisitions	301	50	—
Net cash used in investing activities	$(2,045,668)	$(637,797)	$(437,443)

Restricted cash amounts are primarily time deposits or cash set side as a pledge for our mortgage loan in Germany and collateral for the Company's various bank guarantees for the years ended December 31, 2016, 2015 and 2014. Additionally, during the year ended December 31, 2015, we placed £322.9 million or approximately $475.7 million into a restricted cash account in connection with the acquisition of Telecity Group plc and the restricted cash was released upon the completion of the acquisition in 2016.
In October 2016, FASB issued ASU No. 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. This ASU alters how a decision maker needs to consider indirect interests in a variable interest entity ("VIE") held through an entity under common control. Under this ASU, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. This ASU is effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2016-17 in the three months ended March 31, 2017. The adoption of this standard did not impact the Company's consolidated financial statements as it does not hold any interests in a VIE through related parties that are under common control.
In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU provides guidance on the classification of eight cash flow issues to reduce the existing diversification in practice, including (a) debt prepayment or debt extinguishment costs; (b) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; (c) contingent consideration payments made after a business combination; (d) proceeds from settlement of insurance claims; (e) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; (f) distributions received from equity method investees; (g) beneficial interests in securitization transactions; and (h) separately identifiable cash flows and application of the predominance principle. The ASU is effective for fiscal years and interim period within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Company adopted ASU 2016-15 in the three months ended March 31, 2017 and applied this ASU using a retrospective transition method to each period presented in the Company's consolidated statements of cash flows. The adoption of ASU 2016-15 did not impact the Company's consolidated statements of cash flows.
In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting ("ASU 2016-09"). This ASU simplifies several areas of the accounting for share-based payment award transactions, including (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows. This ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Company adopted ASU 2016-09 in the three months ended March 31, 2017. Beginning on January 1, 2017, the Company began to record the excess tax benefits from stock-based compensation as income tax expense through the statement of operations instead of additional paid-in capital as required under the previous guidance. There was no adjustment to excess tax benefits from stock-based compensation recorded as additional paid-in capital in prior years. Excess tax benefits that were not previously recognized, as well as a valuation allowance recognized for deferred tax assets as a result of the adoption of this ASU, were recorded on a modified retrospective basis through a cumulative-effect adjustments to retained earnings as of the beginning of 2017 totaling $1.1 million. As a part of the adoption of this ASU, stock compensation awards will have more dilutive effect on the Company's earnings per share prospectively.
Under this guidance, cash flows related to excess tax benefits will no longer be separately classified as financing activities apart from other income tax cash flow. The Company elected to apply this part of the guidance retrospectively, which resulted in adjustments to both net cash provided by operating activities and net cash provided by (used in) financing activities for the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
	2016	2015	2014
Net cash provided by operating activities previously reported	$1,016,580	$894,793	$689,420
Add: excess tax benefits from stock-based compensation	2,773	30	19,582
Net cash provided by operating activities	$1,019,353	$894,823	$709,002

Net cash provided by (used in) financing activities previously reported	$(894,292)	$1,873,182	$107,401
Less: excess tax benefits from stock-based compensation	(2,773)	(30)	(19,582)
Net cash provided by (used in) financing activities	$(897,065)	$1,873,152	$87,819

Additionally, this guidance permits entities to make an accounting policy to estimate forfeitures each period or to account for forfeitures as they occur. The Company elected to continue to estimate forfeitures.
In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815), Contingent Put and Call Options in Debt Instruments ("ASU 2016-06"). This ASU clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this ASU is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. This guidance is to be applied on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year in which the amendments are effective, and is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company adopted ASU 2016-06 in the three months ended March 31, 2017. The adoption of this standard did not impact the Company's consolidated financial statements.
In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815), Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships ("ASU 2016-05"). This ASU clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This ASU may be applied prospectively or using a modified retrospective approach, and is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company adopted ASU 2016-05 in the three months ended March 31, 2017. The adoption of ASU 2016-05 did not impact the Company's consolidated financial statements.
Accounting Standards Not Yet Adopted
In January 2017, Financial Accounting Standards Board ("FASB") has issued Accounting Standards Update ("ASU") No. 2017-04 Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU is to simplify the subsequent measurement of goodwill. The ASU eliminates step 2 from the goodwill impairment test and the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This ASU should be applied on a prospective basis. This ASU is effective for public business entities for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company currently does not expect to early adopt this ASU.
In January 2017, FASB has issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The ASU affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In October 2016, FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU requires the recognition of the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. This ASU is effective for fiscal years and interim period within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements but does not expect to early adopt this ASU.
In June 2016, FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for all organizations for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company expects this ASU to impact its accounts receivable and is currently evaluating the extent of the impact that the adoption of this ASU will have on its consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). The new guidance requires lessees to recognize the following for leases with terms of more than 12 months: (1) a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach includes a number of optional practical expedients that we may elect to apply. ASU 2016-02 is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. While the Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements, the Company believes this standard will have a significant impact on its consolidated financial statements due, in part, to the substantial amount of operating leases it has.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments- Overall (Subtopic 825-10) ("ASU 2016-01"), which requires all equity investments to be measured at fair value with changes in the fair value recognized through net income other than those accounted for under equity method of accounting or those that result in consolidation of the investees. The ASU also requires that an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the ASU eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. ASU 2016-01 is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company currently holds publicly traded equity securities that are classified as “available-for-sale” and are carried at fair value with unrealized gains and losses reported in stockholders’ equity as a component of other comprehensive income (loss). On adoption of this ASU, the unrealized gains and losses will be recognized through net income. The Company has not elected to measure its financial liabilities at fair value therefore, does not expect an impact on the accounting for its financial liabilities.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”) Topic 606 and issued subsequent amendments to the initial guidance in August 2015, March 2016, April 2016 and May 2016 within ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20, respectively (ASU 2014-09, ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-11, ASU 2016-12 and ASU 2016-20 collectively, Topic 606). Topic 606 will replace most existing revenue recognition guidance in U.S. GAAP. The core principle of Topic 606 is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. Topic 606 requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments.
Topic 606 allows entities to adopt with one of these two methods: full retrospective, which applies retrospectively to each prior reporting periods presented or modified retrospective, which recognizes the cumulative effect of initially applying the revenue standard as an adjustment to the opening balance of retained earnings in the period of initial application. The Company currently anticipates adopting the standard using the modified retrospective method.
Topic 606, as amended, is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein (i.e., January 1, 2018, for a calendar year entity). Early application for public entities is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company expects to adopt the standard on January 1, 2018.
While the Company is continuing to evaluate all potential impacts of the standard, the Company believes the most significant impact relates to its accounting for installation revenue and the cost to obtain contracts. Under the new standard, the Company expects to recognize installation revenue over the contract period rather than over the estimated installation life. Under the new standard, the Company is required to capitalize and amortize certain costs to obtain contracts. Therefore, these costs to obtain contracts will not be immediately expensed, but will be capitalized and amortized over the estimated contract term plus estimated renewal term.
Accounting Standards Adopted
In September 2015, the FASB issued ASU 2015-16, Business Combinations (“ASU 2015-16”), to simplify accounting for adjustments made to provisional amounts recognized in a business combination by eliminating the requirement to retrospectively account for those adjustments. This ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years with early adoption permitted. The amendments in this ASU require that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization or other income effects as a result of changes to provisional amounts, calculated as if the accounting had been completed at the acquisition date. The Company adopted ASU 2015-16 in the three months ended March 31, 2016. Adjustments to provisional amounts for the TelecityGroup acquisition are discussed in Note 2 Acquisitions.
In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (“ASU 2015-07”), which permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. This ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years with early adoption permitted. A reporting entity should apply the amendment retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. The Company adopted ASU 2015-07 in the three months ended March 31, 2016. The adoption of ASU 2015-07 did not have a significant impact on the Company's consolidated financial statements.
In February 2015, the FASB issued ASU 2015-02, Consolidations (“ASU 2015-02”). This ASU requires companies to adopt a new consolidation model, specifically: (1) the ASU modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; (2) the ASU eliminates the presumption that a general partner should consolidate limited partnership; (3) the ASU affects the consolidation analysis of reporting entities that involved with VIEs and (4) the ASU provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. This ASU is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. The Company adopted ASU 2015-02 in the three months ended March 31, 2016. The adoption of ASU 2015-02 did not have a significant impact on the Company's consolidated financial statements.
In January 2015, the FASB issued ASU 2015-01, Income Statement – Extraordinary and Unusual Items (“ASU 2015-01”), to simplify the income statement presentation requirements by eliminating the concept of extraordinary items. ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company adopted ASU 2015-01 in the three months ended March 31, 2016. The adoption of ASU 2015-01 did not have a significant impact on the Company's consolidated financial statements.

Fair Value Valuation Methods
Valuation Methods
Fair value estimates are made as of a specific point in time based on methods using the market approach valuation method which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities or other valuation techniques. These techniques involve uncertainties and are affected by the assumptions used and the judgments made regarding risk characteristics of various financial instruments, discount rates, estimates of future cash flows, future expected loss experience and other factors.

Segment Information
While the Company has a single line of business, which is the design, build-out and operation of IBX data centers, it has determined that it has three reportable segments comprised of its Americas, EMEA and Asia-Pacific geographic regions. The Company’s chief operating decision-maker evaluates performance, makes operating decisions and allocates resources based on the Company’s revenues and adjusted EBITDA performance both on a consolidated basis and these three reportable segments.